Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Non-cash investing activities:
Deferred purchase price of trade receivables sold	$ 436.7	$ 422.2	$ 481.8